1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.
                                --------                          ------

    Post-Effective Amendment No. 62 ........................        X
                                ----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 63 .......................................        X
                 ----                                             ------

                               MTB GROUP OF FUNDS
                            (Variable Annuity Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ______________ pursuant to paragraph (b)(1)(iii)
    60 days after filing pursuant to paragraph (a) (i) on ______________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
 X  on April 28, 2005 pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                          Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




MTB Group of Funds

April 30, 2005 : PROSPECTUS

Introduction - Information Common to All Portfolios

   Each portfolio (each, a "Fund") of MTB Group of Funds (the
   "Trust") is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


   Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund's assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments.


   The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


Contents

Fund Goals, Strategies,
Risks and Performance
MTB Managed Allocation Fund -
Conservative Growth II
MTB Managed Allocation Fund -
Moderate Growth II
MTB Managed Allocation Fund -
Aggressive Growth II
MTB Large Cap Value Fund II
MTB Large Cap Growth Fund II
Principal Securities of the Funds
Other Investment Strategies
Specific Risks of Investing in the Funds
How are Shares Priced?
How are the Funds Sold?
How to Purchase, Redeem and
Exchange Shares
Account and Share Information
Who Manages the Funds?
Financial Information
How to Obtain More Information
About MTB Funds

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MTB Funds o Are NOT FDIC Insured o Have No Bank Guarantee o May Lose Value



FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE


   This prospectus of the MTB Group of Funds (Trust) offers shares of MTB Managed Allocation Fund - Conservative Growth II (Conservative Growth Fund II), MTB Managed Allocation Fund - Moderate Growth II (Moderate Growth Fund II), MTB Managed Allocation Fund - Aggressive Growth II (Aggressive Growth Fund
   II), MTB Large Cap Value Fund II (Large Cap Value Fund II) and MTB Large Cap Growth Fund II (Large Cap Growth Fund II) (Fund, or Funds), each of which is a portfolio of the Trust. The Funds are managed by MTB Investment Advisors, Inc. (Advisor). Effective December 8, 2004, Large Cap Value Fund II is sub-advised by NWQ Investment Management Company LLC.

   Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts and variable life insurance policies issued by the insurance companies.

   The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. The Funds are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate.

   This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.

   This prospectus should be accompanied by the prospectus for such a variable annuity contract or variable life insurance policy.

   The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds' Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table), and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

   The Shares of the Funds offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
 CUSIP: [to come]


 Goal
   To seek capital appreciation and income.


 Strategy
   The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds), but at times the amount allocated to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in Underlying Fixed Income Funds.
   Certain of the Underlying Funds intend to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

   The Fund currently plans to invest in shares of the following
   Underlying Funds within the percentage ranges indicated:

                                INVESTMENT RANGE
                                (Percentage of the Managed Allocation
                                Fund -
ASSET CLASS                     Conservative Growth II Assets)
MONEY MARKET FUNDS              5-50%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund
FIXED INCOME FUNDS              35-70%
Short Duration Government Bond
Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund
EQUITY FUNDS                    5-35%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks
   Following are principal risks associated with investment in the Fund:

   o Stock Market Risk - The risk posed by the fact that the values of equity securities rise and fall.
   o Risks Related to Investing for Growth - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
   o Risks Related to Investing for Value - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
   o Risk Related to Company Size - The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

   o Interest Rate Risks - The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
   o Credit Risks - The possibility than an issuer will default on a security by failing to pay interest or principal when due.
   o Call Risks - The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
   o Prepayment Risks - The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
   o Risks of Foreign Investing - Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
   o Expenses of Investing in Other Funds - Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information

   Risk/Return Bar Chart and Table

   A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

Fees Paid Directly From Your Investment
                                    The Fund

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)   None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or
redemption proceeds, as applicable)   None

Maximum Sales Charge (Load)
Imposed on
Reinvested Dividends (and other
Distributions)
(as a percentage of offering price)   None

Redemption Fee (as a percentage of    None
amount redeemed, if applicable)

Exchange Fee                          None

Annual Fund Operating Expenses

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
                                  The Fund

Management Fee(1)                  0.25%

Distribution (12b-1) Fee           0.25%

Shareholder Services Fee           0.10%

Other Expenses                     1.60%

Total Annual Fund Operating
Expenses
(before fee waivers and/or         2.20%
expense reimbursements)

Fee Waivers and/or Expense         1.46%
Reimbursements(1)

Total Annual Fund Operating
Expenses
(after fee waivers and/or
expense
reimbursements)(1)                 0.74%

(1)   The Advisor has agreed to
   contractually waive all or a portion of
   its investment advisory fee (based on
   average daily net assets) to which it
   is otherwise entitled to receive and/or
   to reimburse certain operating expenses
   of the Fund in order to limit the
   Fund's total operating expenses to not
   more than 0.74% of the Fund's average
   daily net assets, from the Fund's
   inception through April 30, 2006.

Example
   This example is intended to help you
   compare the cost of investing in the
   Fund with the cost of investing in
   other mutual funds. It assumes that
   you invest $10,000 in the Fund for
   the time periods indicated and then
   redeem all of your Shares at the end
   of those periods. The Example also
   assumes that your investment has a 5%
   return each year and that the Fund's
   operating expenses as shown in the
   table remain the same. Although your
   actual costs and returns may be
   higher or  lower, based on these
   assumptions your costs would be:


                     1 Year      3 Years     5 Years      10 Years
Fund               $76        $     NA     $     NA    $      NA
If waivers had not
been
in place           $223       $    688     $   1,180   $    2,534


MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
 CUSIP: 55376T577


 Goal
   To seek capital appreciation and, secondarily, income.


 Strategy
   The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities.

   Certain of the Underlying Funds intend to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

   The Fund currently plans to invest in shares of the following
   Underlying Funds within the percentage ranges indicated:

                                INVESTMENT RANGE
                                (Percentage of the Managed Allocation
                                Fund -
ASSET CLASS                     Moderate Growth II Assets)
MONEY MARKET FUNDS              5-45%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund
FIXED INCOME FUNDS              15-50%
Short Duration Government Bond
Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund
EQUITY FUNDS                    40-70%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks
   Following are principal risks associated with investment in the Fund:

   o Stock Market Risk - The risk posed by the fact that the values of equity securities rise and fall.
   o Risks Related to Investing for Growth - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
   o Risks Related to Investing for Value - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
   o Risk Related to Company Size - The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

   o Interest Rate Risks - The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
   o Credit Risks - The possibility than an issuer will default on a security by failing to pay interest or principal when due.
   o Call Risks - The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
   o Prepayment Risks - The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
   o Risks of Foreign Investing - Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
   o Expenses of Investing in Other Funds - Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information
[to be updated to 12/31/04 via 485(b) amendment]

   Risk/Return Bar Chart
   The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance is no guarantee of future results.



Best Quarter
      10.01%
      (6/30/03)

Worst Quarter
      (2.10)%
      (3/31/03)

The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's total return for the three-month period from January 1, 2005 to March 31, 2005 was __%.



   Average Annual Total Return Table

   Return Before Taxes is shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2004)
                        Start of
              1 Year Performance(1)

  Return        __%        __%
  Before Taxes

  S&P 500       __%        __%

  LBAB           __%       __%

(1)   The Fund's Shares start of performance date was June 17, 2002.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

Fees Paid Directly From Your Investment
                                    The Fund

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)   None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or
redemption proceeds, as applicable)   None

Maximum Sales Charge (Load)
Imposed on
Reinvested Dividends (and other
Distributions)
(as a percentage of offering price)   None

Redemption Fee (as a percentage of    None
amount redeemed, if applicable)

Exchange Fee                          None

Annual Fund Operating Expenses

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
                                  The Fund

Management Fee(1)                  0.25%

Distribution (12b-1) Fee           0.25%

Shareholder Services Fee           0.10%

Other Expenses                     0.30%

Total Annual Fund Operating
Expenses
(before fee waivers and/or         0.90%
expense reimbursements)

Fee Waivers and/or Expense         0.16%
Reimbursements(1)

Total Annual Fund Operating
Expenses
(after fee waivers and/or
expense
reimbursements)(1)                 0.74%

(1)   The Advisor has agreed to
   contractually waive all or a portion of
   its investment advisory fee (based on
   average daily net assets) to which it
   is otherwise entitled to receive and/or
   to reimburse certain operating expenses
   of the Fund in order to limit the
   Fund's total operating expenses to not
   more than 0.74% of the Fund's average
   daily net assets, for the period
   starting May 1, 2005 through April 30,
   2006.

Example
   This example is intended to help you
   compare the cost of investing in the
   Fund with the cost of investing in
   other mutual funds. It assumes that
   you invest $10,000 in the Fund for
   the time periods indicated and then
   redeem all of your Shares at the end
   of those periods. The Example also
   assumes that your investment has a 5%
   return each year and that the Fund's
   operating expenses as shown in the
   table remain the same. Although your
   actual costs and returns may be
   higher or  lower, based on these
   assumptions your costs would be:

                     1 Year     3 Years     5 Years        10 Years
Fund               $76       $     NA        $     NA $       NA
If waivers had not
been in place      $82       $    255        $    444 $       990


MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
 CUSIP: [to come]


 Goal
   To seek capital appreciation.


 Strategy
   The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Equity Funds.
   Certain of the Underlying Funds intend to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

   The Fund currently plans to invest in shares of the following
   Underlying Funds within the percentage ranges indicated:

                                INVESTMENT RANGE
                                (Percentage of the Managed Allocation
                                Fund -
ASSET CLASS                     Aggressive Growth II Assets)
MONEY MARKET FUNDS              0-20%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund
FIXED INCOME FUNDS              0-30%
Short Duration Government Bond
Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund
EQUITY FUNDS                    70-100%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks
   Following are principal risks associated with investment in the Fund:

   o Stock Market Risk - The risk posed by the fact that the values of equity securities rise and fall.
   o Risks Related to Investing for Growth - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
   o Risks Related to Investing for Value - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
   o Risk Related to Company Size - The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

   o Interest Rate Risks - The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
   o Credit Risks - The possibility than an issuer will default on a security by failing to pay interest or principal when due.
   o Call Risks - The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
   o Prepayment Risks - The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
   o Risks of Foreign Investing - Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
   o Expenses of Investing in Other Funds - Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information

   Risk/Return Bar Chart

   A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.



Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

Fees Paid Directly From Your Investment
                                    The Fund

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)   None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or
redemption proceeds, as applicable)   None

Maximum Sales Charge (Load)
Imposed on
Reinvested Dividends (and other
Distributions)
(as a percentage of offering price)   None

Redemption Fee (as a percentage of    None
amount redeemed, if applicable)

Exchange Fee                          None

Annual Fund Operating Expenses

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
                                  The Fund

Management Fee(1)                  0.25%

Distribution (12b-1) Fee           0.25%

Shareholder Services Fee           0.10%

Other Expenses                     1.60%

Total Annual Fund Operating
Expenses
(before fee waivers and/or         2.20%
expense reimbursements)

Fee Waivers and/or Expense         1.46%
Reimbursements(1)

Total Annual Fund Operating
Expenses
(after fee waivers and/or
expense
reimbursements)(1)                 0.74%

(1)   The Advisor has agreed to
   contractually waive all or a portion of
   its investment advisory fee (based on
   average daily net assets) to which it
   is otherwise entitled to receive and/or
   to reimburse certain operating expenses
   of the Fund in order to limit the
   Fund's total operating expenses to not
   more than 0.74% of the Fund's average
   daily net assets, from the Fund's
   inception through April 30, 2006.

Example
   This example is intended to help you
   compare the cost of investing in the
   Fund with the cost of investing in
   other mutual funds. It assumes that
   you invest $10,000 in the Fund for
   the time periods indicated and then
   redeem all of your Shares at the end
   of those periods. The Example also
   assumes that your investment has a 5%
   return each year and that the Fund's
   operating expenses as shown in the
   table remain the same. Although your
   actual costs and returns may be
   higher or  lower, based on these
   assumptions your costs would be:


                   1     3       5       10
                   Year  Years   Years   Years
Fund               $76   $ NA    $ NA    $  NA
If waivers had not
been
in place           $223$ 688 $1,18$ 2,534


Summary of Goals, Strategies and Risks of the Underlying Funds

   A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions "Principal Securities of the Funds" and "Specific Risks of Investing in the Funds." Additional information on each Underlying Fund can be found in two separate MTB Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is available for investment directly by the general public.


Underlying Money Market Funds

   Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.



   Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage-Backed Securities, Asset-Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments. Each of these Funds may engage in Securities Lending.

   Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.


Underlying Fixed Income Funds

   Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate-Term Bond Fund and U.S. Government Bond Fund, while preservation of capital is a secondary goal of Short Duration Government Bond Fund. Capital growth is a secondary goal of the Income Fund.

   Strategies - Principal Securities. Intermediate-Term Bond Fund, Income Fund and Short-Term Corporate Bond Fund may invest primarily in Treasury Securities, Agency Securities, Corporate Debt Securities, Mortgage-Backed Securities, Collateralized Mortgage Obligations, Asset-Backed Securities and Bank Instruments. Short Duration Government Bond Fund and U.S. Government Bond Fund may invest primarily in Treasury Securities and Agency Securities. Each of these Funds may engage in Securities Lending.

   Strategies - Duration/Maturity. Under normal market conditions, each of the Underlying Fixed Income Funds seek to maintain certain duration or dollar-weighted average maturity ranges. Short Duration Government Bond Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate-Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Bond Fund will invest primarily in fixed income securities having maturities greater than one year. Income Fund seeks to maintain a dollar-weighted average maturity of 4 to 20 years. Short-Term Corporate Bond Fund seeks to maintain a dollar-weighted average maturity of no more than 3 years.

   Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks,
   Prepayment Risks and Risks Associated with Non-Investment Grade
   Securities.



Underlying Equity Funds

   Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

   Strategies - Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible
   Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

   Strategies - Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Stock Fund each invests primarily in "large cap" securities of companies that have a market capitalization at time of purchase of greater than $3 billion. Mid Cap Stock Fund and Mid Cap Growth Fund invest primarily in "mid cap" securities of companies that have a market capitalization at time of purchase of $1 billion to $15 billion. Small Cap Stock Fund and Small Cap Growth Fund invest primarily in "small cap" securities of companies that have a market capitalization under $2 billion at time of purchase.

   Strategies - Style Orientation. International Equity Fund, Large Cap Value Fund and Equity Income Fund use a "value" oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund, Small Cap Growth Fund and Mid Cap Growth Fund use a "growth" oriented approach, seeking stocks with high earnings growth which, in the opinion of the Advisor, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Stock Fund use a "blended" oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

   Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth,
   Risks Related to Investing for Value, Risks Related to Company
   Size and Risks of Foreign Investing.


Advisor's Potential Conflict

   In managing the three Managed Allocation Funds, the Advisor has the authority to select and substitute the Underlying Funds in which each Managed Allocation Fund will invest. The Advisor is subject to conflict of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and Underlying Funds.

MTB LARGE CAP VALUE FUND II
 CUSIP: 55376T650


 Goal
   To provide capital appreciation. Current income is a secondary, non-fundamental consideration.


 Strategy


   The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Fund's Sub-Advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

 Risks
   Following are principal risks associated with investment in the Fund:
   o Stock Market Risk - The risk posed by the fact that the values of equity securities rise and fall.
   o Risks Related to Investing for Value - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

Performance Information
[to be updated to 12/31/04 via 485(b) amendment]

   Risk/Return Bar Chart

   The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance is no guarantee of future results.


Best Quarter

      19.08%
      (6/30/03)
Worst Quarter
      (3.24)%
(3/31/03)

The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's total return for the three-month period from January 1, 2005 to March 31, 2005 was ___%.

Average Annual Total Return Table

   Return Before Taxes is shown. The table also shows returns for the Standard and Poor's 500/Barra Value Index (S&P 500/ BV), a broad-based market index. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2004)
                                               Start of
                              1 Year        Performance(1)

Return Before Taxes             __%               __%

S&P 500/BV                      __%               __%

(1) The Fund's Shares start of performance date was May 31, 2002.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

Fees Paid Directly From Your Investment
                                         The Fund

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)        None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, as applicable)                   None

Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends (and other                       None
Distributions) (as a percentage of
offering price)

Redemption Fee (as a percentage of         None
amount redeemed, if applicable)

Exchange Fee                               None

Annual Fund Operating Expenses

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

                                  The Fund

Management Fee(1)                  0.70%

Distribution (12b-1) Fee           0.25%

Shareholder Services Fee           0.10%

Other Expenses                     1.66%

Total Annual Fund Operating
Expenses
(before fee waivers and/or         2.71%
expense reimbursements)

Fee Waivers and/or Expense         1.71%
Reimbursements(1)

Total Annual Fund Operating
Expenses
(after fee waivers and/or
expense
reimbursements)(1)                 1.00%

(1)   The Advisor has agreed to
   contractually waive all or a portion of
   its investment advisory fee (based on
   average daily net assets) to which it
   is otherwise entitled to receive and/or
   to reimburse certain operating expenses
   of the Fund in order to limit the
   Fund's total operating expenses to not
   more than 1.00% of the Fund's average
   daily net assets, for the period
   starting May 1, 2005 through April 30,
   2006.

Example
   This example is intended to help you
   compare the cost of investing in the
   Fund with the cost of investing in
   other mutual funds. It assumes that
   you invest $10,000 in the Fund for
   the time periods indicated and then
   redeem all of your Shares at the end
   of those periods. The Example also
   assumes that your investment has a 5%
   return each year and that the Fund's
   operating expenses as shown in the
   table remain the same. Although your
   actual costs and returns may be
   higher or  lower, based on these
   assumptions your costs would be:

                    1 Year    3 Years     5 Years      10 Years
Fund              $   102    $    NA    $     NA     $      NA
If waivers had
not been
in place          $   264    $    811   $   1,385    $    2,944


MTB LARGE CAP GROWTH FUND II
 CUSIP: 55376T734


 Goal
   To provide capital appreciation.


 Strategy
   The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. The Fund's Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

   o  have a strong history of earnings growth;
   o are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
   o  have strong balance sheets;
   o  have a sustainable competitive advantage; and
   o are currently, or have the potential to outperform during market downturns.


Risks
   Following are principal risks associated with investment in the Fund:
   o Stock Market Risk - The risk posed by the fact that the values of equity securities rise and fall.
   o Risks Related to Investing for Growth - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

Performance Information
[to be updated to 12/31/04 via 485(b) amendment]

   Risk/Return Bar Chart

   The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance is no guarantee of future results.



Best Quarter
       9.18%
(6/30/03)

Worst Quarter
      (0.65)% (3/31/03)

The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's total return for the three-month period from January 1, 2005 to March 31, 2005 was ___%.


Average Annual Total Return Table

   Return Before Taxes is shown. The table also shows returns for the Russell 1000 Index (RUS1), Standard and Poor's 500 Index (S&P
   500) and the Standard and Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2004)
                                 Start of
                   1 Year     Performance(1)

Return Before       __%            __%
Taxes

RUS1                __%            __%

S&P 500             __%            __%

S&P 500/BG          __%            __%
(1)   The Fund's Shares start of performance date was May 31, 2002.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
                                    The Fund

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)   None

Maximum Deferred Sales Charge
(Load) (as a percentage
of original purchase price or         None
redemption proceeds, as applicable)

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
(and other Distributions) (as a       None
percentage of offering price)

Redemption Fee (as a percentage of    None
amount redeemed, if applicable)

Exchange Fee                          None

Annual Fund Operating Expenses

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
                                  The Fund

Management Fee(1)                  0.85%

Distribution (12b-1) Fee           0.25%

Shareholder Services Fee           0.10%

Other Expenses                     1.79%

Total Annual Fund Operating
Expenses
(before fee waivers and/or         2.99%
expense reimbursements)

Fee Waivers and/or Expense         1.99%
Reimbursements(1)

Total Annual Fund Operating
Expenses
(after fee waivers and/or
expense
reimbursements)(1)                 1.00%

(1)   The Advisor has agreed to
    contractually waive all or a portion
    of its investment advisory fee (based
    on average daily net assets) to which
    it is otherwise entitled to receive
    and/or to reimburse certain operating
    expenses of the Fund in order to limit
    the Fund's total operating expenses to
    not more than 1.00% of the Fund's
    average daily net assets, for the
    period starting May 1, 2005 through
    April 30, 2006.

Example
   This example is intended to help you
   compare the cost of investing in the
   Fund with the cost of investing in
   other mutual funds. It assumes that
   you invest $10,000 in the Fund for
   the time periods indicated and then
   redeem all of your Shares at the end
   of those periods. The Example also
   assumes that your investment has a 5%
   return each year and that the Fund's
   operating expenses as shown in the
   table remain the same. Although your
   actual costs and returns may be
   higher or  lower, based on these
   assumptions your costs would be:

                    1 Year    3 Years     5 Years     10 Years
Fund              $   192    $    NA    $    NA     $     NA
If waivers had
not been
in place          $   292    $    895   $   1,523   $    3,214


Principal Securities of the Funds

   The principal securities of each Fund are marked with an "X".
                         ConservativModerate AggressivLarge   Large
                                                        Cap     Cap
                           Growth   Growth   Growth   Value   Growth
                          Fund II*  Fund II* Fund II*   Fund    Fund
                                                         II      II
Equity Securities             X         X        X       X       X
Common Stocks                 X         X        X       X       X
Preferred Stocks              X         X        X       X       X
Fixed Income Securities       X         X        X
Treasury Securities           X         X        X
Agency Securities             X         X        X
Corporate Debt Securities     X         X        X
Mortgage-Backed               X         X        X
Securities
Collateralized Mortgage       X         X        X
Obligations (CMOs)
Asset-Backed Securities       X         X        X
Zero Coupon Securities        X         X        X
Bank Instruments              X         X        X
Credit Enhancement            X         X        X
Foreign Securities            X         X        X
Depositary Receipts           X         X        X
Foreign Exchange              X         X        X
Contracts
Foreign Government            X         X        X
Securities
Securities Lending            X         X        X       X       X
----------------------------------
* Through investment in
the Underlying Funds



Equity Securities
   Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Funds may invest. See also "Convertible Securities" below.


 Common Stocks

   Common stocks are the most prevalent type of equity security.
   Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


 Preferred Stocks

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

   Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



   The following describes the principal types of fixed income securities in which a Fund may invest.


Treasury Securities

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

   Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



Corporate Debt Securities

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage-Backed Securities

   Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.


Asset-Backed Securities

   Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Bank Instruments

   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Credit Enhancement

   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Convertible Securities

   Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

   Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

   The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.


Municipal Securities

   Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Variable Rate Demand Instruments

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Foreign Securities

   Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

   o it is organized under the laws of, or has a principal office located in, another country;
   o the principal trading market for its securities is in another country; or
   o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

   Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Depositary Receipts

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts
   (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



Foreign Exchange Contracts

   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World
   Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Repurchase Agreements

   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

   The Fund's custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.


Securities Lending

   Each Underlying Money Market and Fixed Income Fund (an "Underlying Non-Equity Fund") may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Underlying Non-Equity Fund receives cash or liquid securities from the borrowers as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Non-Equity Fund the equivalent of any dividends or interest received on the loaned securities.

   The Underlying Non-Equity Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Underlying Non-Equity Fund. However, the Underlying Non-Equity Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Underlying Non-Equity Fund or the borrower. The Underlying Non-Equity Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Underlying Non-Equity Fund may pay administrative and custodial fees in connection with the loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

   The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.

Other Investment Strategies

Portfolio Turnover

   Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, actively trade their portfolio securities in an attempt to achieve their investment objectives. Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.


Temporary Defensive Investments

   The Funds, and each Underlying Fund, may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

 Investment Ratings for Investment Grade Securities

   The Advisor or Sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor's or Sub-advisor's credit assessment that the security is comparable to investment grade.


 Specific Risks of Investing in the Funds


 Stock Market Risks

   The value of equity securities will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
   Consequently, a Fund's share price may decline.

   The Advisor or Sub-Advisor attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.



 Risks Related to Investing for Growth

   Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


 Risks Related to Investing for Value

   Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.



Risks Related to Company Size

   Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

   Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


Interest Rate Risks

   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

   Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Call Risks

   Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



Prepayment Risks

   Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

   Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

   A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


Risks of Foreign Investing

   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


   Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor and Sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Risks Associated with Non-Investment Grade Securities

   The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Affiliated Persons Risk

   The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II are subject to affiliated persons risk. In managing each Managed Allocation Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Managed Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Managed Allocation Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and the Underlying Funds.


Expenses of Investing in Other Funds

   Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or Aggressive Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Mixed Funding and Shared Funding

   As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

   The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, MTBIA and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.



 How are Shares Priced?

   Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open for business. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a transaction request is received in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds have authorized participating insurance companies to accept transaction requests on their behalf.

   The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities. The value of Shares of Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II is based upon the share prices of the Underlying Funds in which such Managed Allocation Funds invest; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Investments in other open-end registered investment companies are valued at net asset value. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares.

   NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


   Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

   The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed,
   (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

   Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time when the NAV is calculated.

   In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

   The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

   There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

   To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How are the Funds Sold?

   Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

   The Funds' distributor, Edgewood Services, Inc. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals (including the Advisor and its affilitates) for sales, distribution, recordkeeping and/or administrative services. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (including the Advisor and its affiliates) for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

   The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor's affiliate, Federated Services Company, and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Services

   The Trust has adopted a Shareholder Services Plan on behalf of the Funds' Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for acting as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and disseminating prospectuses and other information.


Rule 12b-1 Plans

   The Trust has adopted a Rule 12b-1 Plan on behalf of the Funds, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily NAV of the Funds for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled.

Additional Payments to Financial Intermediaries

   The Distributor and its affiliates (including Federated Services Company), may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Funds' shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

   These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Adviser, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.



   How to Purchase, Redeem and Exchange Shares

   Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public.

   Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. In order to purchase or redeem shares of a Fund on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day (the "NYSE Close"). Purchase or redemption orders received by your insurance company by the NYSE Close will be processed at the NAV calculated on that day. If a purchase or redemption order is received by your insurance company after the NYSE Close, that transaction will receive the NAV computed on the next business day.

   Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

   Currently the Funds are only available as an investment option in variable annuity contracts. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.


Limitations on Redemption Proceeds

   Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

   o  to allow a purchase payment to clear;
   o  during periods of market volatility; or
   o when a redemption adversely impacts a Fund's ability to manage its assets.

Redemption in Kind

   Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities to the redeeming shareholder.


Exchange Privilege

   You may instruct your insurance company to exchange Shares of a Fund into shares of another fund of the Trust described in this prospectus and offered by your insurance company at NAV. To exchange shares, you must receive a prospectus for the Trust portfolio into which you wish to exchange.

   The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Frequent Trading Policies


   Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy, sell and exchange Shares in response to incremental changes in the Fund's NAV. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "How are Shares Priced?"

   The Funds' Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading and exchanging of the Funds' Shares. However, shares of the Funds are purchased by separate accounts of multiple insurance companies, which include multiple investors. Such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and sellers whose orders are aggregated are not known by the Funds. Therefore, the Funds rely on procedures implemented by the insurance companies to discourage abusive trading practices. The Funds periodically request each insurer to certify that it has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing and to promptly notify MTB Funds personnel of any occurrences of excessive trading and possible market timing. The Funds still monitor overall trading in Shares in an effort to identify disruptive trading activity, although there can be no guarantee that the Funds will be successful in identifying this activity.


Account and Share Information
Dividends and Capital Gains

   The Funds declare and pay any dividends quarterly. Shares of the Fund will begin earning dividends if owned on the record date.
   Dividends are automatically invested in additional shares.

   In addition, each Fund intends to pay any capital gains at least annually. Unless you elect to receive your dividends and capital gains distributions in cash, they will be automatically reinvested in additional Shares.

 Tax Information

   The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance contracts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, contracts invested in the Fund may not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code. In such event, income with respect to contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

   Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

   Contract owners are urged to consult their own tax advisors regarding the status of their contracts under state and local tax laws.



Portfolio Holdings Information

   Each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these financial is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov.


 Who Manages the Funds?

   The Board of Trustees governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). The Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor's address is 100 East Pratt Street, 17th Floor, Baltimore, MD 21202.

   On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

   M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of December 31, 2004, M&T Bank had over $__ billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988, and, as of March 31, 2005, it managed approximately $__ billion in net assets of money market funds and $__ billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

   For its services under an Advisory Contract, the Advisor is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

   FUND NAME                        ADVISORY FEE
   Conservative Growth II               0.25%
   Moderate Growth Fund II              0.25%
   Aggressive Growth II                 0.25%
   Large Cap Value Fund II              0.70%
   Large Cap Growth Fund II             0.85%

   The Advisor may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

   In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds' average daily net assets for distribution services provided to the Funds as described earlier under "Rule 12b-1 Plans," and up to 0.10% of the Funds' average daily net assets for shareholder services under the Shareholder Services Plan as described earlier under "Shareholder Services."


Sub-Advisor


   NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund II. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is an independently-managed subsidiary of Nuveen Investments, Inc., except for less-than-3% equity interest held by certain members of NWQ's management and investment team. Nuveen Investments, Inc. is majority-owned by St. Paul Travelers Companies, a publicly held company. NWQ's principal business address is 2049 Century Park East, Los Angeles, California 90067. As of December 31, 2004, NWQ managed approximately $___ billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund II, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

   Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board of Trustees) may select and replace subadvisors and amend subadvisory agreements between the Advisor and the subadvisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace subadvisors and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.


Portfolio Managers

Fund                                Portfolio Manager(s)
Conservative Growth Fund II         Thomas R. Pierce
                                    Mark Stevenson
Moderate Growth Fund II             Thomas R. Pierce
                                    Mark Stevenson
Aggressive Growth Fund II           Thomas R. Pierce
                                    Mark Stevenson
Large Cap Value Fund II             Jon Bosse, NWQ
                                    E. C. (Ted) Friedel,
                                    NWQ
Large Cap Growth Fund II            Allen J. Ashcroft, Jr.
                                    Byron J. Grimes II,
                                    CFA

Thomas R. Pierce has been a Vice President and Portfolio Manager of MTBIA since April 2003 and Vice President of M&T Bank since January 1995. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and has a B.A. in Economics from Washington University, and an M.B.A from the University of Chicago.

Mark Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a CFA Charterholder.

Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA (and its predecessor) since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Byron J. Grimes II, CFA, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is also a CFA Charterholder.

Jon D. Bosse has been the Portfolio Manager for MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. In addition, he is a CFA Charterholder and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.

E. C. (Ted) Friedel has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.



Financial Information

Financial Highlights

   The following financial highlights are intended to help you understand the financial performance of each Fund's Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

   The following financial highlights do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your cost would be higher and share performance would be lower.

   This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Funds' December 31, 2004 Annual Report which is available upon request.

   [Financial Highlights to be filed via 485(b) amendment]



HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP
OF FUNDS


Statement of Additional Information (SAI)

   A Statement of Additional Information
   (SAI) dated April 30, 2005 is
   incorporated by reference into this
   prospectus. Additional information
   about the Funds' investments is
   available in the SAI and in the Annual
   and Semi-Annual Reports to shareholders
   of the MTB Group of Funds as they
   become available. The Annual Report
   discusses market conditions and
   investment strategies that
   significantly affected the Funds'
   performance during its last fiscal
   year. To obtain the SAI, the Annual and
   Semi-Annual Reports (when available)
   and other information without charge,
   and to make inquiries, call
   1-800-836-2211.


Annual and Semi-Annual Reports

   These reports list the holdings of the
   MTB Group of Funds and contain
   information from the Portfolio Managers
   about strategies and recent market
   conditions and trends and their impact
   on performance. The reports also
   contain detailed financial information
   about the Funds.


To Obtain More Information:


Phone: Call 1-800-836-2211

Mail: Write to us at:   MTB Funds
                  P.O. Box 4556
                  Buffalo, NY 14240-4556


Web: www.mtbfunds.com

SEC: You can also obtain the SAI or Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website (http://www.sec.gov).
You may review and copy documents at the SEC Public Reference Room in Washington,
D.C. (for information call (202)
942-8090). You may request documents by
mail from the SEC, upon payment of a
duplicating fee, by (1) writing to:
Securities and Exchange Commission, Public
Reference Section, Washington, D.C.
20549-0102 or (2) sending an electronic
request to publicinfo@sec.gov.

Cusip
55376T734
Cusip
55376T650
Cusip 55376T577

Investment Advisor

      MTB Investment Advisors, Inc.

      100 E. Pratt
      Street 17th
      Floor Baltimore,
      MD 21202


Distributor

      Edgewood Services,
      Inc. 5800 Corporate
      Drive Pittsburgh, PA
      15237-5829


Sub-Advisor to MTB Large Cap Value Fund II

      NWQ Investment Management
      Company LLC
      2049 Century Park East
      Los Angeles, CA 90067

Co-Administrator

      M&T Securities,
      Inc. One M&T
      Plaza Buffalo,
      NY 14203


Co-Administrator

      Federated Services
      Company Federated
      Investors Tower
      1001 Liberty Avenue
       Pittsburgh, PA
      15222-3779

Transfer Agent and Dividend Disbursing Agent

      Boston Financial Data
      Services, Inc.
      2 Heritage Drive
      North Quincy, MA 02171



Custodian and Fund Accountant

      State Street
      Corporation P.O.
      Box 8609 Boston,
      MA 02266-8609





Independent Registered Public Accounting Firm

      Ernst & Young,
      LLP 200 Clarendon
      Street Boston, MA
      02116-5072

SEC File No.
811-5514 27273
(4/05)

                                                            MTB-AR-007-0405

                                                              517590 (4/05)































                            MTB GROUP OF FUNDS

                    Statement of Additional Information

                              April 30, 2005
===========================================================================



           MTB Managed Allocation Fund - Conservative Growth II

                      ("Conservative Growth Fund II")



             MTB Managed Allocation Fund - Moderate Growth II

                        ("Moderate Growth Fund II")


            MTB Managed Allocation Fund - Aggressive Growth II

                       ("Aggressive Growth Fund II")



                        MTB Large Cap Value Fund II

                        ("Large Cap Value Fund II")



                       MTB Large Cap Growth Fund II

                       ("Large Cap Growth Fund II")




===========================================================================

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated April 30, 2005.

Obtain the prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).


===========================================================================
CONTENTS
How Are the Funds Organized?

Securities In Which the Funds Invest
Investment Risks
Fundamental Investment Objectives
Investment Limitations

Determining Market Value of Securities
What Do Shares Cost?
How Are the Funds Sold?
Subaccounting Services
Redemption in Kind
Account and Share Information

Tax Information
Who Manages and Provides Services to the Funds?
How Do the Funds Measure Performance?
Financial Information
Investment Ratings
Addresses                                                   Back Cover Page



Cusip _________
Cusip 55376T734
Cusip _________
Cusip 55376T650
Cusip 55376T577
            27285 (4/05)




HOW ARE THE FUNDS ORGANIZED?
===========================================================================
Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware business trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. The name of the Trust was changed to "MTB Group of Funds" on August 15, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.



Through an internal reorganization, the Funds' investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company ("M&T Bank"), to MTB Investment Advisors, Inc. (Advisor), a subsidiary of M&T Bank, on August 15, 2003. Effective December 8, 2004, the sub-advisor for the Large Cap Value Fund II is NWQ Investment Management Company, LLC.


SECURITIES IN WHICH THE FUNDS INVEST
===========================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

As described in the prospectus, Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Advisor. The types of securities shown for Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II in the table represent the investments held by the Underlying Funds.




---------------------------------------------------------------------------------------------------------
                            Conservative   Moderate Growth     Aggressive      Large Cap     Large Cap
                           Growth Fund II      Fund II       Growth Fund II  -------------- Growth Fund
                                                                             Value Fund II       II
                                                            ---------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Securities                P                P                P               P             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Common Stocks                  P                P                P               P             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Preferred Stocks               P                P                P               P             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Real Estate Investment         A                A                A               A             A
Trusts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Warrants4                      A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Fixed Income Securities          P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Treasury Securities            P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Agency Securities              P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Corporate Debt                 P                P                P               A             A
Securities1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Commercial Paper               A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Demand Instruments             A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Mortgage Backed                P                P                P               A             A
Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Asset Backed                   P                P                P               A             A
Securities2
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Zero Coupon Securities         P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Bank Instruments               P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
   Credit Enhancement            P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Convertible Securities5          A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Tax Exempt Securities3           A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Variable Rate Demand           A                A                A               A             A
  Instruments
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Municipal Securities           A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Municipal Notes                A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foreign Securities               P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Depository Receipts            P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Foreign Exchange               P                P                P               A             A
Contracts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Foreign Government             P                P                P               A             A
Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Derivative Contracts             A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Futures Contracts              A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Options                        A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Transactions             A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Repurchase Agreements          A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Reverse Repurchase             A                A                A               A             A
Agreements
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Delayed Delivery               A                A                A               A             A
Transactions
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Securities Lending             P                P                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Asset Coverage                 A                A                A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Investing in Securities          A                A                A               A             A
of Other Investment
Companies
---------------------------------------------------------------------------------------------------------


1. Rated in the top four rating categories of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Advisor or sub-advisor. If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
2. Large Cap Value Fund II may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Large Cap Growth Fund II may invest in such securities, which, at the time of purchase, are rated in the top four rating categories by an NRSRO, or if unrated, are of comparable quality as determined by the Advisor or subadvisor. If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
3.    Which are in one of the top four rating categories of an NRSRO.
4. The Funds do not have a present intent to invest more than 5% of their respective net assets in warrants.
5.    The  Funds  may  invest  in   convertible   securities   rated  below
   investment grade. See "Risks Associated with Non-investment Grade Securities" herein.



SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests. See also "Convertible Securities" below.

   Common Stocks
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.


   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Transit Authority Bonds.

   Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage- backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes
         (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   Asset-Backed Securities
   Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



   Bank Instruments
   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.



   Zero Coupon Securities
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities  are  securities  of issuers  based  outside the United
States.  The  Funds  consider  an  issuer to be based  outside  the  United
States if:

|     it is organized under the laws of, or has a principal  office located in, another country;

|     the  principal  trading  market  for  its  securities  is in  another country; or

|     it (or its  subsidiaries)  derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Underlying Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Large Cap Value Fund II and certain Underlying Funds (Mid Cap Stock Fund and Large Cap Value Fund) may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options  on  portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy  put  options  on  portfolio  securities  in  anticipation  of  a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions



   Repurchase Agreements
   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

   The  Funds'  custodian  or  subcustodian  will  take  possession  of the securities subject to repurchase agreements. The Advisor or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   The Fund may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash  collateral in securities that qualify as an
   acceptable   investment  for  the  Fund.  However,  the  Fund  must  pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investing in Securities of Other Investment Companies
The Funds, and each Underlyling Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all their assets in Underlying Funds in order to achieve their investment goals.



INVESTMENT RISKS
===========================================================================

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Advisor and subadvisor each attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.



Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that
have  not  received  any  credit  ratings,   have  received  ratings  below
investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies.
Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.



The Advisor attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor's credit assessment.



Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

STATE INSURANCE REGULATIONS

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Funds may be limited in their ability to engage in such investments and to manage their portfolios with desired flexibility. The Funds will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The Funds are also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each Fund may be represented by any one investment, no more than 70% of the total assets of each Fund may be represented by any two investments, no more than 80% of the total assets of each Fund may be represented by any three investments, and no more than 90% of the total assets of each Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Funds fail to achieve the diversification required by the regulations, and unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

MIXED FUNDING AND SHARED FUNDING

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund. The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% of the average daily net assets of Shares for which a financial institution provides shareholder and/or recordkeeping services.


FUNDAMENTAL INVESTMENT OBJECTIVES
===========================================================================



The Conservative Growth Fund II's investment objective is to seek capital appreciation and income.

The Moderate Growth Fund II's investment objective is to seek capital growth. Income is a secondary objective.

The Aggressive Growth Fund II's investment objective is to seek capital appreciation.



The Large Cap Value Fund II's investment objective is to provide capital appreciation. Current income is a secondary, non-fundamental investment consideration.

The Large Cap Growth Fund II's investment objective is to provide capital appreciation.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Trustees without shareholder approval.



INVESTMENT LIMITATIONS
===========================================================================

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment advisor. In addition, Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Only the Large Cap Growth Fund II has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



The Underlying Funds in which Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.



Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
===========================================================================

Market values of the Funds' portfolio securities are determined as follows:

|     for  equity  securities,  according  to the  last  sale  price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts and options are generally  valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

|     for  shares of other  mutual  funds,  at their  net  asset  value per share; and

|     for all other  securities  at fair value as  determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
===========================================================================

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW ARE THE FUNDS SOLD?
===========================================================================



Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.




RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Adviser and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the Funds. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will the Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.


Additional Payments to Financial INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that the Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Adviser and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Adviser and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Adviser and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


Processing Support Payments
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


Other Benefits to Financial intermediaries
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Adviser and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Adviser and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.



SUBACCOUNTING SERVICES
===========================================================================

Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
===========================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
===========================================================================

VOTING RIGHTS
The insurance company separate accounts, as shareholders of the Funds, will vote the Fund Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.




As of April __, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

[to be filed via 485(b) amendment]



---------------------------------------------------------------------------
Fund           Shareholder Name Address               Percentage Owned



---------------------------------------------------------------------------


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION
===========================================================================


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code. For information concerning the consequence of a Fund not meeting the Section 817(h) requirements, see the prospectus of the separate account.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.



WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
===========================================================================

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds
(i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year applicable to MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund - Conservative Growth II, MTB Managed Allocation Fund - Moderate Growth II and MTB Managed Allocation Fund - Aggressive Growth II (December 31, 2004). The Trust is composed of 36 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name
Address
--------------------------   ------------------------------------------        Total
Birth date                                                                 Compensation
Position With Trust                                                            From
Date Service Began           Principal Occupations for Past Five Years         Trust
                             and Other Directorships Held
                          ----------------------------------------------   --------------
Mark J. Czarnecki*           Principal Occupations: Executive Vice              $0
--------------------------   President, Manufacturers and Traders
Manufacturers and Traders    Trust Company ("M&T Bank"), division head
Trust Company                for M&T Bank's investment group.
One M&T Plaza
Buffalo, NY 14203            Other Directorships Held:  None
Birthdate:  November 3,
1955

Trustee

Began serving: August 2000

--------------------------------------------------------------------------------------

* Mark J.  Czarnecki  is  "interested"  due to  positions he holds with M&T
Bank, the parent of the Funds' advisor.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


Name
Address                                                                    -------------
--------------------------   ------------------------------------------        Total
Birth date                                                                 Compensation
Position With Trust                                                            From
Date Service Began           Principal Occupationsfor Past Five Years          Trust
                             and Other Directorships Held
------------------------------------------------------------------------   --------------
Joseph J. Castiglia          Principal Occupations: Chairman of the           $54,000
--------------------------   Board,  HealthNow New York, Inc. (health
Roycroft Campus              care company) ; and former President,
21 South Grove Street,       Chief Executive Officer and Vice
Suite 290                    Chairman, Pratt & Lambert United, Inc.
East Aurora, NY 14052        (manufacturer of paints and chemical
Birth date: July 20, 1934    specialties).

Chairman and Trustee         Other Directorships Held: The Energy East
                             Corp.
Began serving: February
1988

---------------------------
                          ----------------------------------------------   --------------
William H. Cowie, Jr.        Principal Occupations: Retired Chief             $51,000
1408 Ruxton Road             Financial Officer, Pencor, Inc.
Baltimore, MD                (environmental project development
Birth date: January 24,      company) since 1995.
1931
                             Other Directorships Held: None
Trustee

Began serving: September
2003
                          ----------------------------------------------   --------------
John S. Cramer               Principal Occupations: Retired President         $54,000
4216 Jonathan Lane           and Chief Executive Officer, Pinnacle
Harrisburg, PA 17110         Health System (health care); President
Birth date: February 22,     Emeritis, Highmark Blue Cross Blue Shield.
1942
                             Other Directorships Held: Highmark Blue
Trustee                      Cross Blue Shield; Chek-Med Corporation

Began serving: December
2000

                          ----------------------------------------------   --------------
Daniel R. Gernatt, Jr.       Principal Occupations: President and CFO,        $49,000
Richardson & Taylor          Gernatt Asphalt Products, Inc.; Executive
Hollow Roads                 Vice President, Dan Gernatt Gravel
Collins, NY                  Products, Inc.; Vice President, Country
Birth  date: July 14, 1940   Side Sand & Gravel, Inc.

Trustee                      Other Directorships Held: None

Began serving: February
1988

------------------------------------------------------------------------   --------------
Richard B. Seidel            Principal Occupations: Director and              $54,000
770 Hodges Lane              President (since 1995) of Girard
Strafford, PA                Partners, a registered broker-dealer.
Birth date: April 20, 1941
                             Other Directorships Held: None
Trustee

Began serving: September
2003


OFFICERS

------------------------------------------------------------------------   --------------

--------------------------                                                 -------------
                             ------------------------------------------
Name                                                                           Total
Address                                                                    Compensation
Birth date                ---                                                  From
Position With Trust          Principal Occupations for Past Five Years        Trust**
                             and Previous Positions
---------------------------  --------------------------------------------  --------------
Charles L. Davis             Principal Occupations: Vice President,             $0
--------------------------   Managing Director of Mutual Fund Service,
Federated Investors Tower    Federated Services Company; and President,
Pittsburgh, PA               Edgewood Services, Inc.
Birth date: March 23, 1960
                             Previous Positions: President, Federated
Chief Executive Officer      Clearing Services; and Director, Business
                             Development Mutual Fund Services,
Began serving: December      Federated Services Company.
2002
---------------------------  -------------------------------------------   --------------
Carl W. Jordan               Principal Occupations: Senior Vice                 $0
One M&T Plaza                President, M&T Bank, 2001- Present;
Buffalo, NY                  Administrative Vice President, M&T Bank,
Birth date: January 2,       1995-2001.
1955

President

Began serving: May 2001
------------------------------------------------------------------------   --------------
Edward C. Gonzales           Principal Occupations: Employee,                   $0
Federated Investors Tower    Federated Investors, Inc.; formerly,
Pittsburgh, PA               President and Executive Vice President of
Birth date: October 22,      other funds distributed by Federated
1930                         Securities Corp.; Vice Chairman,
                             Federated Investors, Inc.; Trustee,
Executive Vice President     Federated Administrative Services.

                             Previous Positions:  Trustee or Director
                             of other funds distributed by Federated
                             Securities Corp.; CEO and Chairman,
                             Federated Administrative Services; Vice
                             President, Federated Investment
Began serving: May 2001      Management Company, Federated Investment
                             Counseling, Federated Global Investment
                             Management Corp. and Passport Research,
                             Ltd.; Director and Executive Vice
                             President, Federated Securities Corp.;
                             Director, Federated Services Company;
                             Trustee, Federated Shareholder Services
                             Company.

                          ----
---------------------------  -------------------------------------------   --------------
Kenneth G. Thompson          Principal Occupations: Administrative              $0
100 East Pratt Street        Vice President, M&T Bank, 2002-Present;
Baltimore, MD                Vice President, M&T Bank, 1999-2002;
Birth date: September 4,     Regional Sales Manager, M&T Securities,
1964                         Inc., 1995-1999.

Vice President

Began serving: May 2001
---------------------------  -------------------------------------------   --------------
Philip R. Carbone            Principal Occupations: Vice President,             $0
100 East Pratt Street,       Director of Distribution for Proprietary
15th floor                   Products, M&T Securities, since 2003;
Baltimore, MD                Manager, Vision Shareholder Services and
Birth date: July 27, 1954    Discount Brokerage, 1998-2002.

Vice President               Previous Positions: Regional Sales
                             Manager, M&T Securities, Inc., 1995-1998.
Began serving: September
2003
---------------------------  -------------------------------------------   --------------
Scot A. Millen               Principal Occupations: Vice President,             $0
100 East Pratt Street,       Product Manager, M&T Securities, since
15th floor                   2002; Executive Associate, M&T Investment
Baltimore, MD                Group, 2001-2002; Summer Associate, M&T
Birth date: February 22,     Investment Group, 2000.
1969

Vice President

Began serving: September
2003
---------------------------  -------------------------------------------   --------------
Beth S. Broderick            Principal Occupations: Vice President,             $0
Federated Investors Tower    Mutual Fund Services Division, Federated
Pittsburgh, PA               Services Company.
Birth date: August 2, 1965

Vice President and
Assistant Treasurer

Began serving: February
1998
---------------------------  --------------------------------------------  --------------
Richard J. Thomas            Principal Occupations: Principal Financial         $0
Federated Investors Tower    Officer and Treasurer of the Federated
Pittsburgh, PA               Fund Complex; Senior Vice President,
Birth date: June 17, 1954    Federated Administrative Services.

Treasurer                    Previous Positions: Vice President,
                             Federated Administrative Services; held
Began serving: December      various management positions within Funds
2002                         Financial Services Division of Federated
                             Investors, Inc.
------------------------------------------------------------------------   --------------
C. Grant Anderson            Principal Occupation: Counsel, Reed Smith          $0
Federated Investors Tower    LLP (since October 2002).
Pittsburgh, PA
Birth date: November 6,
1940                         Previous Positions: Corporate Counsel,
                             Federated Investors, Inc.; Vice
Secretary                    President, Federated Services Company.

Began serving: December
2000
------------------------------------------------------------------------   --------------
------------------------------------------------------------------------   --------------
Victor R. Siclari            Principal Occupations: Partner, Reed               $0
Federated Investors Tower    Smith LLP (since October 2002).
Pittsburgh, PA
Birth date: November 17,     Previous Positions: Senior Corporate
1961                         Counsel and Vice President, Federated
                             Services Company (prior to October 2002).
Assistant Secretary

Began serving: May 2000;
Secretary from August 11,
1995 to May 11, 2000;
Assistant Secretary from
May 11, 2000 to present.
------------------------------------------------------------------------   --------------

** Officers do not receive any compensation from the Funds.



COMMITTEES of the board
                                                                               Meetings Held
-------------------------------------------------------------------------------During Last
               Committee           Committee Functions                         Fiscal Year
Board          Members
Committee

 Executive+    Mark J. Czarnecki   In between meetings of the full Board,         ______
               ------------------  the Executive Committee generally may
               Daniel R.           exercise all the powers of the full Board
               Gernatt, Jr.        in the management and direction of the
               Richard B. Seidel   business and conduct of the affairs of
                                   the Trust in such manner as the Executive
                                   Committee shall deem to be in the best
                                   interests of the Trust. However, the
                                   Executive Committee cannot elect or
                                   remove Board members, increase or
                                   decrease the number of Trustees, elect or
                                   remove any Officer, declare dividends,
                                   issue shares or recommend to shareholders
                                   any action requiring shareholder approval.
    Audit      Joseph J.           The purposes of the Audit Committee are        _______
               Castiglia           to oversee the accounting and financial
               William H. Cowie,   reporting process of the Funds, the
               Jr.                 Funds' internal control over financial
               John S. Cramer      reporting, and the quality, integrity and
               Richard B. Seidel   independent audit of the Funds' financial
                                   statements. The Committee also oversees
                                   or assists the Board with the oversight
                                   of compliance with legal requirements
                                   relating to those matters, approves the
                                   engagement and reviews the
                                   qualifications, independence and
                                   performance of the Funds' independent
                                   registered public accountants, acts as a
                                   liasison between the independent
                                   registered public accountants and the
                                   Board and reviews the Funds' internal
                                   audit function.
Nominating++   Joseph J.           The Nominating Committee, whose members        _______
               Castiglia           consist of all independent Trustees,
               William H. Cowie,   selects and nominates persons for
               Jr.                 election to the Funds' Board when
               Daniel R.           vacancies occur. The Committee will
               Gernatt, Jr.        consider candidates recommended by
               John S. Cramer      shareholders, Independent Trustees,
               Richard B. Seidel   officers or employees of any of the
                                   Funds' agents or service providers and
                                   counsel to the Funds. Any shareholder who
                                   desires to have an individual considered
                                   for nomination by the Committee must
                                   submit a recommendation in writing to the
                                   Secretary of the Funds, at the Funds'
                                   address appearing on the back cover of
                                   this Statement of Additional Information.
                                   The recommendation should include the
                                   name and address of both the shareholder
                                   and the candidate and detailed
                                   information concerning the candidate's
                                   qualifications and experience. In
                                   identifying and evaluating candidates for
                                   consideration, the Committee shall
                                   consider such factors as it deems
                                   appropriate. Those factors will
                                   ordinarily include: integrity,
                                   intelligence, collegiality, judgment,
                                   diversity, skill, business and other
                                   experience, qualification as an
                                   "Independent Trustee," the existence of
                                   material relationships which may create
                                   the appearance of a lack of independence,
                                   financial or accounting knowledge and
                                   experience, and dedication and wllingness
                                   to devote the time and attention
                                   necessary to fulfill Board
                                   responsibilities.

+ created effective December 15, 2003
++ created effective June 23, 2004
---------------------------------------------------------------------------


Board ownership of shares in the funds and in the TRUST
AS OF DECEMBER 31, 2004

[to be updated via 485(b) amendment]


Interested                       Dollar Range of               Aggregate
Board Member Name                   Shares Owned         Dollar Range of
-------------------------------         in Funds         Shares Owned in
                               -----------------               the Trust

Mark J. Czarnecki                           None           Over $100,000

-------------------------------

Independent                      Dollar Range of               Aggregate
Board Member Name                   Shares Owned         Dollar Range of
-------------------------------         in Funds         Shares Owned in
                               -----------------               the Trust

Joseph J. Castiglia                         None           Over $100,000

William H. Cowie, Jr.                       None                    None

John S. Cramer                              None              $1-$10,000

Daniel R. Gernatt, Jr.                      None           Over $100,000

George K. Hambleton, Jr.                    None              $1-$10,000

Richard B. Seidel                           None         $10,001-$50,000


---------------------------------------------------------------------------
As of April__, 2005, the funds' board and officers as a group owned less than 1% of each fund's outstanding shares.


INVESTMENT ADVISoR
The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the Investment Company Act of 1940 ("1940 Act"), the Funds' Board has initially approved the Funds' investment advisory contract and subadvisory contracts and will have to renew the contracts on a yearly basis after the initial term. The Board's decision to approve these contracts reflects the exercise of its business judgment. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and any long term performance; the Advisor's and subadvisors' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T Bank organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there is likely to occur a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders will invest in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T Bank organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an advisor's compensation: the nature and quality of the services provided by the advisor, including the performance of the fund; the advisor's cost of providing the services; the extent to which the advisor may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the advisor and its affiliates as a result of the advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisors on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisors. The Advisor provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the advisor's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisor and subadvisors and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' co-administrator and shareholder servicing agent). The reports also discuss any indirect benefit the Advisor or subadvisors may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory and subadvisor contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB Group of Funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

In approving NWQ Investment Management Company LLC (NWQ) as the sub-advisor for Large Cap Value Fund II, the Board carefully evaluated:
(1) the search process that led to the Advisor's recommendation; (2) the nature and quality of the services expected to be rendered to the Fund;
(3) the distinct investment objective and policies of the Fund; (4) the history, organizational structure, financial condition and reputation of NWQ, and the qualification and background of NWQ's personnel; (5) the practices and policies of NWQ with respect to selecting brokers and executing trades; (6) certification by NWQ of the existence and adequacy of an advisor compliance program under the Investment Advisers Act of 1940; (7) any regulatory, compliance or litigation matters; (8) business continuity and document management programs; (9) the performance records of NWQ and (10) other factors deemed relevant. The Board also reviewed the fees to be paid to NWQ (including any benefits to be received by NWQ or its affiliates in connection with soft dollar arrangements), the fees that would be retained by the Advisor, any voluntary waivers, and the absence of any changes in advisory fees charged to the Fund.


SUB-ADVISOR


Large Cap Value Fund II

Effective December 8, 2004, the Advisor delegated daily management of the Large Cap Value Fund II to a sub-advisor, NWQ. NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in that same year. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been incorporated, was merged into a Limited Liability Company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund II that it manages.





Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Advisor, Subadvisor and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.


                       MTB INVESTMENT ADVISORS, INC.
                            PROXY VOTING POLICY

                               INTRODUCTION

      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Advisor has adopted this Proxy Voting Policy.
                      GENERAL STANDARDS AND APPROACH
      Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Advisor has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Advisor, which are set forth in detail herein. Accordingly, Advisor will generally follow the ISS recommendations in voting proxies.
      In general, Advisor believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Advisor believes will result in financial rewards for its clients.
      Advisor reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Advisor's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Advisor's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Advisor's clients.

                           CONFLICTS OF INTEREST


      Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Advisor.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Advisor, and other information actually known by a member of the Trade Management Oversight Committee.
      In the event that the Trade Management Oversight Committee determines that Advisor has a material conflict of interest with respect to a proxy proposal, then Advisor shall either:
            1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
            (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
      Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee
(or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Advisor determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Advisor as well as the basis for any determination that Advisor does not have a material conflict of interest in respect of a particular matter. ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Advisor will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Advisor shall withhold its vote for such candidates.
To the extent practicable, Advisor will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Advisor believes that there has been consistent underperformance by a company, Advisor will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Advisor will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Advisor will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Advisor will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Advisor will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Advisor will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
STAGGERED VERSUS ANNUAL ELECTIONS.
Advisor will vote for proposals to repeal classified boards and elect all directors annually.
Advisor will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
CUMULATIVE VOTING.
Advisor will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Advisor will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Advisor to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
PREEMPTIVE RIGHTS.
Advisor will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Advisor will look at the size of the company and the characteristics of its shareholder base.
STOCK OWNERSHIP REQUIREMENTS.
Advisor will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
TERM OF OFFICE.
Advisor will vote against shareholder proposals to limit the tenure of outside directors.
AGE LIMITS
Advisor will vote against shareholder proposals to impose mandatory retirement age for outside directors.
DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Advisor will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Advisor will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO.
Advisor will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Advisor will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Advisor will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Advisor will vote against proposals that provide that directors may be removed only for cause.
Advisor will vote for proposals to restore shareholder ability to remove directors with or without cause.
Advisor will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Advisor will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Advisor will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Advisor will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management. According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Advisor will vote for proposals that seek to fix the size of the board. Advisor will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Advisor will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Advisor will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Advisor's Trade Management Oversight Committee or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Advisor will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.


COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Advisor will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Advisor will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Advisor will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Advisor will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Advisor does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Advisor does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Advisor does not favor "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Advisor generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Advisor does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock Ownership, or Accelerated-Ownership Options). Advisor does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Advisor does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Advisor does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Advisor generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Advisor does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Advisor will vote for director compensation plans on a case-by-case basis. Advisor favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Advisor will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Advisor will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Advisor opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Advisor will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Advisor will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Advisor will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Advisor will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Advisor will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Advisor will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Advisor will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Advisor's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.
ASSET SALES.
Advisor will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Advisor will vote for spin-offs that add economic value to its clients' investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
LIQUIDATIONS.
Advisor will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
APPRAISAL RIGHTS.
Advisor will vote for proposals to restore or confer rights of appraisal. Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened. BLANK CHECK PREFERRED STOCK.
Advisor will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Advisor will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Advisor will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Advisor will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Advisor will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.
SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Advisor will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
DEBT RESTRUCTURINGS.
Advisor will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Advisor will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Advisor will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Advisor will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills. Advisor may consider supporting a poison pill if the following factors are present:
o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);
o sunset provisions of five years or less;
o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and
o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Advisor will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Advisor will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).
GREENMAIL.
Advisor will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Advisor will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments. Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Advisor will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Advisor will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
UNEQUAL VOTING RIGHTS.
Advisor will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Advisor adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.


SUPERMAJORITY VOTE REQUIREMENTS.
Advisor will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Advisor will vote for shareholder proposals to lower such supermajority requirements.
WHITE SQUIRE PLACEMENTS.
Advisor will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes. White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.
PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE. Advisor will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Advisor's investment mandate from the client directs Advisor to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Advisor will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties. Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.
MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Advisor will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. REDUCING PAR VALUE OF COMMON STOCK.
Advisor will vote for management proposals to reduce the par value of common stock.



STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Advisor will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Advisor will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Advisor will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Advisor will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Advisor will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Advisor than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Advisor will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.


Advisor will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Advisor will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Advisor recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.
Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Advisor recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Advisor recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Advisor will generally vote for management proposals to change the corporate name.
REINCORPORATION PROPOSALS.
Advisor will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Advisor will generally vote against reincorporation proposals.
CONFIDENTIAL VOTING.
Advisor will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Advisor will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
BUNDLED PROPOSALS.
Advisor will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Advisor will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Advisor will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
DISCLOSURE.
Advisor will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
INVESTMENT COMPANY PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted, Advisor did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness. There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.
ELECTION OF DIRECTORS.
Advisor votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings. Advisor will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
APPROVE NEW CLASSES OR SERIES OF SHARES
Advisor will vote for the establishment of new classes or series of shares.



INVESTMENT ADVISORY AGREEMENTS.
Advisor will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisors or changing the advisory agreement due to a change in the structure or purpose of the fund.
CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Advisor will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Advisor will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Advisor will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Advisor will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
CHANGES TO THE CHARTER DOCUMENT
Advisor will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Advisor will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available. CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY]
Advisor will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Advisor will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Advisor will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Advisor will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.


AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL Advisor will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisors arbitrarily.
DISTRIBUTION AGREEMENTS.
Advisor will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.
Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
MASTER-FEEDER STRUCTURE
Advisor will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.
Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Advisor will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.
SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Advisor will vote against the establishment of a director ownership requirement.
Advisor is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Advisor believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Advisor will vote on the reimbursement of expenses on a case-by-case basis.
SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR
Advisor will vote shareholders proposals to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES.
Advisor will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Advisor's clients will not be affected positively or negatively by the determination of such an issue, unless the Advisor's investment mandate from the client directs Advisor to follow a socially responsible investment strategy, in which case the Advisor vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Advisor's clients, Advisor will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Advisor's
clients, Advisor will generally vote against the proposal.   Where the
Advisor is mandated to follow a socially responsible investment strategy, Advisor will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Advisor may consider the following in analyzing shareholder social proposals:
>>    whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>    the percentage of sales, assets, and earnings affected;
>>    the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>>    whether the issues presented should be dealt with through government action or through company-specific action;
>>    whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>>    whether the company's analysis and voting recommendation to shareholders is persuasive;
>>    what other companies have done in response to the issue;
>>    whether the proposal itself is well framed and reasonable;
>>    whether implementation of the proposal would achieve the objectives sought in the proposal; and
>>    whether the subject of the proposal is best left to the discretion of the board.





PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's Internet site. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.




PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA Weisenberger and Lipper. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Disclosure of information must be made pursuant to a written non-disclosure agreement that the recipient will safeguard the confidentiality of the information, permit it to be used only for the purposes for which it is furnished, and will prohibit its use in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.




BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and subadvisor look for prompt execution of the order at a favorable price. The Advisor and sub-advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor and sub-advisor may select brokers and dealers based on whether they also offer research services (as described below). The Advisor and sub-advisor make decisions on portfolio transactions and select brokers and dealers subject to review by the Funds' Board.



Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or sub-advisor in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor, the sub-advisor or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor, the sub-advisor and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.




CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.
Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

Maximum Administrative Fee    Average  Aggregate Daily Net Assets of the MTB
                              Group of Funds
-----------------------------------------------------------------------------
0.06%                         on the first $2 billion
-----------------------------------------------------------------------------
0.03%                         on the next $3 billion
-----------------------------------------------------------------------------
0.02%                         on the next $2 billion
-----------------------------------------------------------------------------
0.0125%                       on the next $3 billion
-----------------------------------------------------------------------------
0.01%                         on assets in excess of $10 billion
-----------------------------------------------------------------------------



Fees Payable to M&T Securities, Inc.:
Maximum Administrative Fee    Average  Aggregate Daily Net Assets of the MTB
                              Group of Funds
-----------------------------------------------------------------------------
0.04%                         on the first $5 billion
-----------------------------------------------------------------------------
0.03%                         on the next $2 billion
-----------------------------------------------------------------------------
0.0175%                       on the next $3 billion
-----------------------------------------------------------------------------
0.015%                        on assets in excess of $10 billion
-----------------------------------------------------------------------------


From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Fund for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.


CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services for the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT registered public accounting firm
The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUNDS FOR SERVICES


[TO BE UPDATED VIA 485(B) AMENDMENT]






-----------------------------------------------------------------------------------------------------------------------------
                               Advisory Fee Paid/                   Brokerage                 Administrative Fee Paid/
                               Advisory Fee Waived               Commissions Paid            Administrative Fee Waived
                                                           ------------------------------------------------------------------
                       ------------------------------------------------------------------------------------------------------
Funds                    For the fiscal    For the period  For the fiscal    For the     For the fiscal    For the period
                           year ended      ended December    year ended       period       year ended    ended December 31,
                       December 31, 2003     31, 2002*      December 31,      ended       December 31,          2002*
                                                                2003         December         2003
                                                                            31, 2002*
                       ------------------------------------------------------------------------------------------------------
-----------------------
Moderate Growth Fund    $35,209/$35,209    $3,539/$3,539         $0             $0         $10,323/$0         $1,219/$0
II
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund    $13,249/$13,249    $4,249/$4,249       $4,566         $4,205       $1,419/$0           $523/$0
II*
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund   $15,798/$15,798    $5,467/$5,467       $2,825         $3,088       $1,391/$0           $554/$0
II**
-----------------------------------------------------------------------------------------------------------------------------






*Effective December 8, 2004, the Advisor delegated daily management of Large Cap Value Fund II to NWQ Investment Management Company LLC as subadvisor.

**Prior to December 8, 2004, the Advisor delegated daily management of the Large Cap Growth Fund II to Montag & Caldwell, Inc. as subadvisor.





------------------------------------------------------------------------------
-------------------------   Moderate Growth    Large Cap Value  Large Cap Growth
Fees Paid for the fiscal        Fund II            Fund II           Fund II
year ended December 31,
2003

-----------------------------------------------------------------------------
-------------------------     $35,209/$0          $4,732/$0         $4,647/$0
12b-1 Fees Paid/12b-1
Fees Waived
------------------------------------------------------------------------------
------------------------------------------------------------------------------


*Start of performance dates: Moderate Growth Fund II - June 17, 2002; Large Cap Value Fund II - May 31, 2002; Large Cap Growth Fund II - May 31, 2002.




HOW DO THE FUNDS MEASURE PERFORMANCE?
===========================================================================

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors. Share performance does not reflect any charges and expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by
(ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.







[to be updated via 485(b) amendment]

Average Annual Total Returns and Yield
-------------------------------------------------------------------------------
 For the periods    Moderate Growth    Large Cap Value    Large Cap Growth Fund
  ended December        Fund II            Fund II                  II
     31, 2003
-------------------------------------------------------------------------------
-------------------

-------------------------------------------------------------------------------
TOTAL RETURN
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 Year                  17.29%              33.45%                17.35%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Start of                 5.95%              1.90%                (1.27)%
performance*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
YIELD
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
30-day period            0.66%              0.89%                 0.18%
-------------------------------------------------------------------------------
*Start of performance for Large Cap Growth Fund II and Large Cap Value Fund II was May 31, 2002; start of performance for Moderate Growth Fund II was June 17, 2002.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

|     charts,  graphs  and  illustrations  using  the  Funds'  returns,  or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|     discussions  of economic,  financial and political  developments  and
   their  impact  on  the  securities   market,   including  the  portfolio
   manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund  industry from sources such as the
   Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.



You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|     Dow Jones  Industrial  Average  ("DJIA")  represents  share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (All Funds)



|     Standard & Poor's  Daily  Stock  Price  Indices of 500 And 400 Common
   Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures. (All Funds)

|     Standard   &   Poor's    500/Barra    Value   Index   is   a   market
   capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. (Large Cap Value Fund II)

|     Standard   &   Poor's    500/Barra   Growth   Index   is   a   market
   capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. (Large Cap Growth Fund II)

|     Consumer  Price  Index is  generally  considered  to be a measure  of inflation. (All Funds)

|     New York Stock  Exchange  Composite  Index is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes. (All Funds)

|     Value Line  Composite  Index consists of  approximately  1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income. (All Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a
   financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent  rating service,  is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the more than 8,300 funds available according to the Investment Company Institute.


FINANCIAL INFORMATION


The Financial Statements for the Funds for the fiscal year ended December 31,2004 are incorporated by reference to the Annual Report to Shareholders of the MTB Group of Funds dated December 31, 2004.



INVESTMENT RATINGS
===========================================================================


Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.


ADDRESSES
===========================================================================


MTB Managed Allocation Fund - Conservative Growth II

MTB Managed Allocation Fund - Moderate Growth II

MTB Managed Allocation Fund - Aggressive Growth II

MTB Large Cap Value Fund II

MTB Large Cap Growth Fund II



Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202


Sub-Advisor to VISION Large Cap Value Fund II
NWQ Investment Management Company, LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171



Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund[s]:


Custodian[s]
State Street Bank and Trust Company


Securities Lending Agent
[list name]


Independent Registered Public Accounting Firm
Ernst & Young LLP


Legal Counsel
[list name(s)]


Service Providers
Evaluation Associates LLC
Wiesenberger


Security Pricing Services
[list name(s)]


Ratings Agencies
[list name(s)]


Performance Reporting/Publications
[list name(s)]


Other
[list name(s)]












PART C.     OTHER INFORMATION.
Item 22.
            (a)   (i)         Conformed copy of Amended and
                              Restated Agreement and
                              Declaration of Trust of MTB
                              Group of Funds, a Delaware
                              Statutory Trust; (41)
                  (ii)        Conformed copy of Amendment to Certificate of
                              Trust of MTB Group of Funds, a Delaware
                              Statutory Trust; (38)
            (b)   (i)         Copy of Amended and Restated
                              By-Laws of MTB Group of
                              Funds, a Delaware Statutory
                              Trust; (38)
                  (ii)        Copy of Amendment #1 to the
                              Amended and Restated By-Laws
                              of MTB Group of Funds; (41)
            (c)   (i)         Copy of Specimen Certificate
                              for Shares of Capital Stock
                              of the Registrant; (8)
                  (ii)        Copy of Specimen Certificate
                              for Shares of Capital Stock
                              of the Vision Capital
                              Appreciation Fund; (15)
            (d)   (i)         Conformed copy of Investment
                              Advisory Agreement of the
                              Registrant (27 funds) dated
                              August 22, 2003; (39)
                  (ii)        Conformed copy of Investment
                              Advisory Agreement of the
                              Registrant (2 money market
                              funds) dated August 22, 2003;
                              (39)
                  (iii)       Conformed copy of Investment
                              Advisory Agreement of the
                              Registrant (5 funds)dated
                              August 22, 2003; (39)
                  (iv)        Conformed copy of
                              Sub-Advisory Agreement for
                              the MTB Mid Cap Stock Fund
                              (Independence Investment LLC)
                              dated August 22, 2003; (39)
                  (v)         Conformed copy of
                              Sub-Advisory Agreement for
                              the MTB Large Cap Growth Fund
                              (Montag & Caldwell, Inc.),
                              dated August 22, 2003; (39)
                  (vi)        Conformed copy of
                              Sub-Advisory Agreement for
                              the MTB Small Cap Stock Fund
                              (Mazama Capital Management,
                              Inc.), dated August 22, 2003;
                              (39)
                  (vii)       Conformed copy of
                              Sub-Advisory Agreement for
                              MTB Small Cap Stock Fund (LSV
                              Asset Management), dated
                              August 22, 2003; (39)
                  (viii)      Conformed copy of
                              Sub-Advisory Agreement for
                              MTB International Equity Fund
                              (UBS Global Asset
                              Management), dated August 22, 2003; (39)
                  (ix)        Conformed copy of Sub-Advisory Agreement for
                              MTB Large Cap Growth Fund II (Montag &
                              Caldwell, Inc.), dated August 22, 2003; (39)
                  (x)         Conformed copy of Amendment to Sub-Advisory
                              Agreement for MTB Large Cap Growth Fund II
                              (Montag & Caldwell, Inc.); (39)
                  (xi)        Conformed copy of Amendment to Sub-Advisory
                              Agreement for Large Cap Growth Fund (Montag
                              & Caldwell, Inc.); (39)
                  (xii)       Conformed copy of Amendment to Sub-Advisory
                              Agreement for MTB Small Cap Stock Fund
                              (Mazama Capital Management, Inc.); (39)
                  (xiii)      Conformed copy of Amendment to Sub-Advisory
                              Agreement for MTB Small Cap Stock Fund (LSV
                              Asset Management); (39)
                  (xiv)       Conformed copy of Amendment to Sub-Advisory
                              Agreement for MTB International Equity Fund
                              (UBS Global Asset Management
                              (Americas), Inc.); (39)
                  (xv)        Conformed copy of Investment Advisory Contract
                              Letter Agreement, dated April 1, 2004. (39)
                  (xvi)       Conformed copy of Amendment to Subadvisory
                              Agreement among MTB Group of Funds, MTB
                              Investment Advisors, Inc. and
                              Independence Investment LLC; (41)
                  (xvii)      Conformed copy of Sub-Advisory Agreement for
                              MTB Large Cap Value Fund and MTB Large Cap
                              Value Fund II (NWQ Investment
                              Management Company, LLC)
                              dated December 8, 2004; +
                  (xviii)     Conformed copy of Sub-Advisory Agreement for
                              MTB Equity Income Fund  (DePrince, Race
                              & Zollo, Inc.) dated December 8, 2004; +
                  (xix)       Conformed copy of Sub-Advisory Agreement for
                              MTB Mid Cap Stock Fund (value component)(LSV
                              Asset Management) dated December 8, 2004; +
                  (xx)        Form of Investment Advisory Contract Letter
                              Agreement, dated February 15, 2005
                              (Variable Annuity Funds); +
            (e)   (i)         Conformed copy of
                              Distributor's Contract of the
                              Registrant, dated August 15,
                              2003; (39)
                  (ii)        Conformed copy of Agreement
                              for Administrative Services
                              of the Registrant, dated
                              November 1, 2000; (34)
                  (iii)       Copy of Exhibit 1 to
                              Agreement for Administrative
                              Services of the Registrant;
                              (40)
                  (iv)        Conformed copy of Amendment
                              to Agreement for
                              Administrative Services of
                              the Registrant; (36)
                  (v)         Conformed copy of Assignment
                              of Agreement for
                              Administrative Services of
                              the Registrant; (36)
                  (vi)        Form of Mutual Fund Sales and Services Agreement
                              of the Registrant; (40)
                  (vii)       Conformed copy of Amendment to Distributor's
                              Contract (September 22, 2003); (39)
                  (viii)      Conformed copy of Amendment to Agreement for
                              Administrative Services and Transfer Agency
                              Services (September 22, 2003); (39)
                  (ix)        Copy of Exhibit 1 to Agreement for Administrative
                              Services and Transfer Agency Services; (40)
                  (x)         Conformed copy of Agreement for Transfer Agency
                              Services between the Registrant and
                              Boston Financial Data
                              Services, Inc. (41)
                  (xi)        Form of Amendment to Agreement for Administrative
                              Services, dated October 1, 2002; (41)
                  (xii)       Conformed copy of Amendment #5 to Agreement for
                              Administrative Services and
                              Transfer Agency Services; (41)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Agreement of the Registrant,
                              dated December 7, 2004
                              And Copy of Schedules A-D to the Custodian
                              Agreement of the Registrant; +
                  (ii)        Conformed copy of Custody, Fund Accounting and
                              Fund Administration Fee Schedule; (40)
                  (iii)       Conformed copy of Securities Lending
                              Authorization Agreement between MTB Group
                              of Funds and State Street
                              Bank & Trust Company; (41)
            (h)   (i)         Conformed copy of
                              Recordkeeping Agreement of
                              the Registrant, including
                              Exhibits A-C; (23)
                  (ii)        Conformed copy of Amendment
                              #1 to Exhibit A to the
                              Recordkeeping Agreement of
                              the Registrant; (28)
                  (iii)       Conformed copy of Amendment
                              No. 2 to Exhibit A to the
                              Recordkeeping Agreement of
                              the Registrant; (27)
                  (iv)        Conformed copy of Agreement
                              for Administrative Services
                              and Transfer Agency Services
                              of the Registrant, dated
                              November 1, 2000; (32)
                  (v)         Copy of Exhibit 1 to
                              Agreement for Administrative
                              Services and Transfer Agency
                              Services of the Registrant; (36)
                  (vi)        Conformed copy of Amendment
                              to Agreement for
                              Administrative Services and
                              Transfer Agency Services of
                              the Registrant; (36)
                  (vii)       Conformed copy of Financial
                              Administration and Accounting
                              Services Agreement between
                              Registrant and State Street
                              Bank and Trust Company, dated
                              November 8, 2000. (33)
                  (viii)      Conformed copy of Shareholder
                              Services Agreement Letter
                              Agreement, dated October 24,
                              2000; (33)
                  (ix)        Conformed copy of Shareholder
                              Services Agreement of the
                              Registrant, dated November 8,
                              2000; (34)
                  (x)         Conformed copy of Exhibit A
                              to the Shareholder Services
                              Agreement of the Registrant;
                              (35)
                  (xi)        Conformed copy of Assignment
                              of Shareholder Services
                              Agreement of the Registrant;
                              (36)
                  (xii)       Conformed copy of Shareholder
                              Services Plan of the
                              Registrant, dated November 1,
                              2000. (33)
                  (xiii)      Conformed copy of Exhibit A
                              to the Shareholder Services
                              Plan of the Registrant; (40)
                  (xiv)       Conformed copy of
                              Participation Agreement of
                              the Registrant, including
                              Exhibits A-E; (36)
                  (xv)        Conformed copy of
                              Indemnification Agreement of
                              the Registrant; (36)
                  (xvi)       Conformed copy of Service
                              Mark License Agreement; (39)
                  (xvii)      Conformed copy of Assignment
                              and Consent of Fund
                              Participation Agreement; (40)
                  (xviii)     Conformed copy of
                              Participation Agreement among
                              MTB Group of Funds, Edgewood Services, Inc., MTB
                              Investment Advisors, Inc., TransAmerica Life
                              Insurance Co. and TransAmerica Financial Life
                              Insurance Co.; (41)
                  (xix)       Conformed copy of Participation Agreement among
                              MTB Group of Funds, Edgewood Services, Inc., MTB
                              Investment Advisors, Inc., and Hartford Life
                              Insurance Company, dated May 1, 2004, including
                              Schedules A-E; +
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to
                              legality of shares being
                              registered; (11)
            (j)               Not applicable;
            (k)               Not applicable;
            (l)               Conformed copy of Initial
                              Capital Understanding; (11)
            (m)   (i)         Conformed copy of Rule 12b-1
                              Agreement of the Registrant
                              and Edgewood Services, Inc.;
                              (41)
                  (ii)        Conformed copy of Rule 12b-1
                              Plan regarding Class B Shares
                              and Class C Shares of the
                              Registrant; (40)
                  (iii)       Conformed copy of Rule 12b-1
                              Plan (non-Class B Shares and
                              Class C Shares) of the
                              Registrant; (40)
                  (iv)        Copy of Dealer (Sales)
                              Agreement; (7)
            (n)   (i)         Conformed copy of Multiple
                              Class Plan of the Registrant,
                              dated March 24, 2003,
                              including Exhibits A-I; (40)
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (39)
                  (ii)        Conformed copy of Power of Attorney of
                              Richard J. Thomas; (39)
                  (iii)       Conformed copy of Power of Attorney of Chairman
                              and Trustee Joseph J. Castiglia; (41)
            (p)   (i)         Copy of Code of Ethics for
                              Access Persons (Manufacturers
                              and Traders Trust Company);
                              (36)
                  (ii)        Copy of Code of Ethics of
                              Vision Group of Funds,  Inc.;
                              (29)
                  (iii)       Copy of Montag & Caldwell,
                              Inc. Code of Ethics and
                              Standards of Practice; (36)
                  (iv)        Copy of Independence
                              Investment Associates, Inc.
                              and Subsidiaries Code of
                              Ethics; (30)
                  (v)         The Registrant hereby
                              incorporates, on behalf of
                              the Distributor, the
                              conformed copy of the Code of
                              Ethics for Access Persons
                              from Item 23(p) of the
                              Federated Institutional Trust
                              Registration Statement on
                              Form N-1A filed with the
                              Commission on September 30,
                              2003 (File Nos. 33-54445 and
                              811-7193).
                  (vi)        Copy of Code of Ethics of UBS
                              Brinson/Brinson Partners,
                              Inc.; (32)
                  (vii)       Copy of Code of Ethics of LSV
                              Asset Management; (34)
                  (viii)      Copy of Code of Ethics of
                              Mazama Capital Management,
                              Inc. (34)




-------------------------------------------------------------
+     All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed
      June 17, 1993.  (File Nos. 33-20673 and 811-5514)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed
      June 27, 1994.  (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed
      June 28, 2000, (File Nos. 33-20673 and 811-5514)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)
36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed
      June 27, 2002 (File Nos. 33-20673 and 811-5514)
37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and 811-5514)
39. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004 (File Nos. 33-20673 and 811-5514)
40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed
      July 1, 2004 (File Nos. 33-20673 and 811-5514)
41. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed August 27, 2004 (File Nos. 33-20673 and 811-5514)



Item 23. Persons Controlled by or Under Common Control with Registrant:

                            None

Item 24.    Indemnification:  7
            ----------------

Item 25.    Business and Other Connections of Investment
            Adviser:


    (a) MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust
            Company ("M&T Bank") performs investment advisory services for the Registrant. As of March 31, 2004, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $5.5 billion in money market mutual fund assets and $3.3 billion in net assets of fluctuating mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank
            Corporation, a $50 billion bank holding company as of March 31, 2004, headquartered in Buffalo, New York. As of March 31, 2004, M&T Bank had over 650 offices throughout New York State,
            Maryland, Delaware, Virginia, West Virginia,
            Pennsylvania, and Washington, D.C., and an office in the Cayman Islands, British West
            Indies.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of December 31, 2003, M&T Bank had over $24.4 billion in assets under management. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial
            Business, Profession, Vocation or Employment is with M&T Bank.



7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed
      June 17, 1993.  (File Nos. 33-20673 and 811-5514)


      (b)
                                          Other Substantial
                       Position with      Business, Profession,
     Name              M&T Bank           Vocation or Employment

William F. Allyn       Director           President, Welch Allyn
P.O. Box 50                               Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird         Director           Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett      Director           Former Chairman of the
101 Marrelle Road                         Board, M&T Bank
Fayetteville, NY 13066-1019               Corporation

C. Angela Bontempo     Director           President and Chief
3287 Georgian Court                       Executive Officer,
Erie, PA 16506                            Saint Vincent Health
                                          System

Robert J. Brady         Director          Chairman and Chief
286 Greenwood Court                       Executive Officer,
East Aurora, NY 14052-1353                Moog Inc.

Emerson L. Brumback    Executive          Executive Vice
One M&T Plaza,         Officer            President, M&T Bank
19TH Floor                                Corporation and M&T Bank
Buffalo, NY 14203-2396

Michael D. Buckley     Director           Group Chief Executive,
Bankcentre, Ballsbridge                   Allied Irish Banks, plc
Dublin, 6, Ireland

R. Carlos Carballada   Director           Chancellor Emeritus,
255 East Avenue                           New York State Board
3rd Floor                                 of Regents
Rochester, NY 14604-2624

T. Jefferson Cunningham III   Director    Chairman of the
1100 Route 52                             Director's Advisory
Lagrangeville, NY 12540                   Council, Hudson Valley
                                          Division of
                                          Manufacturers
                                          and Traders Trust
                                          Company


                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Donald Devorris        Director           Chairman of the Board,
101 Lakemont Park Blvd.                   The Blair Companies
Altoona, PA 16602

Richard E. Garman      Director           Retired President and
578 Mill Road                             Chief Executive Officer,
East Aurora, NY 14052-2831                A.B.C. Paving Co., Inc.
                                          and Buffalo Crushed
                                          Stone, Inc.

James V. Glynn         Director           Chairman of the Board
151 Buffalo Avenue                        and Chief Executive
Suite 204                                 Officer, Maid of the
Niagara Falls, NY 14303-1288              Mist Corporation

Derek C. Hathaway      Director           Chairman of the Board,
350 Poplar Church Road                    President and Chief
Camp Hill, PA 17011                       Executive Officer,
                                          Harsco Corporation

Daniel R. Hawbaker     Director           President and Chief
325 West Aaron Drive                      Executive Officer,
State College, PA 16803                   Glenn O. Hawbaker, Inc.

Patrick W.E. Hodgson   Director           President, Cinnamon
60 Bedford Road                           Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

Gary Kennedy           Director            Group Director, Finance
AIB Group, AIB                             and Enterprise Technology,
Bankcentre, Ballsbridge                    Allied Irish Banks, plc
Dublin, 4, Ireland

Richard G. King        Director           President and Chief
900 High Street                           Operating Officer,
Hanover, PA 17331                         Utz Quality Foods, Inc.


                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Reginal B. Newman, II   Director          Chairman of the Board,
2440 Sheridan Drive                       NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira        Director          Vice Chairman of the
350 Park Avenue                           Board, M&T Bank
6th Floor                                 Corporation and
New York, NY 10022-6022                   Manufacturers and
                                          Traders Trust Company

Michael P. Pinto     Executive Officer    Executive Vice
One M&T Plaza                             President and
19th Floor                                and Chief Financial
Buffalo, NY 14203-2399                    Officer, Manufacturers
                                          and Traders Trust
                                          Company and M&T Bank
                                          Corporation

Melinda R. Rich         Director          President,
P.O. Box 245                              Rich Entertainment
Buffalo, NY 14240-0245                    Group

Robert E. Sadler, Jr.     Director and    President,
19th Floor                Executive       Manufacturers
Buffalo, NY 14203-2399    Officer         and Traders Trust
                                          Company and
                                          Executive Vice
                                          President, M&T Bank
                                          Corporation

Eugene J. Sheehy        Director          Chairman and Chief
25 South Charles Street                   Executive Officer,
22nd Floor                                 M&T Bank's Mid-Atlantic
Baltimore, MD 21201                        Division

Stephen G. Sheetz       Director          Chairman of the Board,
5700 6th Avenue                           Sheetz, Inc.
Altoona, PA 16602

Herbert L. Washington   Director          President,
4900 Market Street                        H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers      Director and       Chariman of the Board,
One M&T Plaza          Executive Officer  President, and Chief,
19th Floor                                Executive Officer;
Buffalo, NY  14203-2399                   M&T Bank Corporation;
                                          and Chairman of the
                                          Board and Chief
                                          Executive Officer,
                                          Manufacturers and
                                          Traders Trust Company



Item 26.    Principal Underwriters:
            -----------------------

            (a)  Edgewood   Services,   Inc.  the  Distributor  for
                  shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  BBH Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Hibernia Funds, The
                  Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices       Positions and Offices
 Business Address                With Distributor         With Registrant


Charles L. Davis, Jr.         President,                  Chief Executive
5800 Corporate Drive          Edgewood Services, Inc.     Officer
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive            --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                         --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


James F. Getz                 Director,                         --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Denis McAuley II              Director and Treasurer            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Christine Johnston            Vice President,                   --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)                       Not applicable

Item 27.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds            Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779
                              (Notices should be sent to the
                              Agent for Service at the above address)

                              5800 Corporate Drive,
                              Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data         2 Heritage Drive
Services, Inc.                North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Co-Administrator")          1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.          One M&T Plaza
("Co-Administrator")          Buffalo, New York 14240

MTB Investment Advisors,Inc.  100 E. Pratt Street, 17th Floor
a subsidiary of               Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

UBS Global Asset Management   209 South LaSalle Street
(Americas) Inc.               Chicago, Illinois 60604
("Sub-Adviser" to the MTB
International Equity Fund only)

LSV Asset Management          200 West Madison Street
("Sub-Adviser" to the MTB     Suite 2780
Small Cap Stock Fund and      Chicago, Illinois 60806
the MTB Mid Cap Stock Fund)

Mazama Capital Management, Inc.    One SW Columbia Street
("Sub-Adviser" to the MTB          Suite 1860
Small Cap Stock Fund only)         Portland, OR 97258

NWQ Investment Management          2049 Century Park East
Company, LLC                       Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)



DePrince, Race & Zollo, Inc.       201 South Orange Avenue
("Sub-Adviser" to the MTB          Suite 850
Equity Income Fund)                Orlando, Florida 32801

State Street Bank                P.O. Box 8609
and Trust Company("Custodian")   Boston, Massachusetts 02266-8609


Item 28.    Management Services:  Not applicable.
            --------------------



Item 29.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.


                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB GROUP OF FUNDS, has duly caused this Amendment to its Registration
    Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of February, 2005.

                        MTB GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  February 11, 2005


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
    ----                      -----                   ----

By: /s/ C. Grant Anderson
    C. Grant Anderson      Attorney In Fact        February 11, 2005
    SECRETARY              For the Persons
                           Listed Below

    NAME                      TITLE

Joseph J. Castiglia*          Chairman of the Board and Trustee

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)

William H. Cowie, Jr.*        Trustee

John S. Cramer*               Trustee

Mark J. Czarnecki*            Trustee

Daniel R. Gernatt, Jr.*       Trustee

Richard B. Seidel*            Trustee



* By Power of Attorney